Due to Trust Account, Short-term Borrowings and Long-term Debt (Narrative) (Detail) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 JPY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 JPY (¥)
Debt Instrument [Line Items]
Unused lines of credit for financing	¥ 8,111,352			¥ 3,439,902
Basel III
Debt Instrument [Line Items]
Floor of Common Equity Tier 1 ratio, which leads the Group's discretion over unsecured perpetual subordinated Additional Tier 1 notes	5.125%
Minimum TLAC ratio, required by end of the period over risk weighted assets	18.00%
Minimum TLAC ratio, required by end of the period over leverage ratio denominator	7.10%
Unsecured Perpetual Subordinated Additional Tier 1 Notes | Dollars | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 159,880	$ 1,000
Unsecured Perpetual Subordinated Additional Tier 1 Notes | Yen | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	350,000
Bonds for TLAC | Dollars | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	1,438,920	$ 9,000
Bonds for TLAC | Yen | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	40,000
Bonds for TLAC | Euro | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	302,627		€ 1,650
Subordinated Tier 2 Notes | Yen | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 172,000